14. ACCUMULATED OTHER COMPREHENSIVE INCOME (OCI) (Tables)	12 Months Ended
Dec. 31, 2014
Notes to Financial Statements
ACCUMULATED OTHER COMPREHENSIVE INCOME

	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012

Accumulated OCI, beginning of period:
Currency translation adjustment	$465,615	$3,253,019	$1,901,351

Other comprehensive income (loss) for the period:
Currency translation adjustments	$(3,315,737)	$(2,787,404)	$1,351,668

Accumulated OCI, end of period:
Currency translation adjustment	$(2,850,122)	$465,615	$3,253,019